Shareholders' Equity (Details Textual) - USD ($)	1 Months Ended						6 Months Ended		12 Months Ended
	Jul. 31, 2019	May 31, 2019	Apr. 30, 2019	Apr. 28, 2019	Mar. 31, 2019	Mar. 28, 2019	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019
Shareholders' Equity (Textual)
Issued ordinary shares							276,290
Chief Executive Officer [Member]
Shareholders' Equity (Textual)
Restricted common stock, shares						720,000
Restricted common stock fair value							$ 389,570
Closing price							$ 1.41
Three Employees [Member]
Shareholders' Equity (Textual)
Issuance date				May 28, 2018
Closing price			$ 2.40
Shares of common stock				550,000
Shares of common stock, fair value				$ 1,320,000
Three Service Providers [Member]
Shareholders' Equity (Textual)
Issuance date		May 08, 2019
Closing price		$ 2.93
Total proceeds		$ 600,000
Shares of common stock		1,758,000
Third-party individuals [Member]
Shareholders' Equity (Textual)
Total proceeds		$ 500,000
Shares of common stock		200,000
Stock price per share		$ 2.50
Restricted Stock [Member]
Shareholders' Equity (Textual)
Restricted common stock, shares	240,000
Compensation expense related to restricted stock grants							$ 300,000	$ 0
Issuance date									Jul. 19, 2019
Closing price									$ 3.5
Amortization of deferred stock compensation							$ 1,500,000	$ 1,400,000
Total proceeds									$ 400,000
Shares of common stock									1,400,000
Restricted Stock [Member] | Chief Executive Officer [Member]
Shareholders' Equity (Textual)
Restricted common stock, shares					720,000
Restricted common stock fair value					$ 1,850,400
2018 Plan [Member]
Shareholders' Equity (Textual)
Shares of common stock			550,000